Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and contingencies.
Schedule of non-cancellable construction contracts for real estate development and land use rights purchases

As of December 31, 2022, the Group had outstanding commitments with respect to non-cancellable construction contracts for real estate development and land use rights purchases as follows:

Amount
US$
2023	532,677,457
2024	319,991,685
2025	174,200,852
2026	105,771,513
2027 and thereafter	39,234,387
Total	1,171,875,894